Quarterly Holdings Report
for

Fidelity® SAI International Momentum Index Fund

January 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IMI-QTLY-0321
1.9898218.100

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 5.1%
Afterpay Ltd. (a)	30,184	$3,116,503
Ansell Ltd.	16,305	458,568
BlueScope Steel Ltd.	65,122	825,676
Dominos Pizza Enterprises Ltd.	8,011	563,384
Fortescue Metals Group Ltd.	214,984	3,580,130
JB Hi-Fi Ltd.	14,574	576,624
Macquarie Group Ltd.	35,393	3,554,252
Magellan Financial Group Ltd.	15,204	556,814
Mineral Resources Ltd.	21,455	563,236
NEXTDC Ltd. (a)	58,985	522,920
OZ Minerals Ltd.	41,163	586,707
Santos Ltd.	208,845	1,039,060
Sonic Healthcare Ltd.	60,216	1,581,710
Woolworths Group Ltd.	130,245	4,067,194

TOTAL AUSTRALIA		21,592,778

Bailiwick of Jersey - 0.8%
Ferguson PLC	30,019	3,485,470
Denmark - 7.5%
A.P. Moller - Maersk A/S Series B	1,200	2,465,002
Carlsberg A/S Series B	11,942	1,754,102
DSV Panalpina A/S	25,914	4,057,546
Genmab A/S (a)	8,225	3,288,067
GN Store Nord A/S	18,006	1,380,873
Netcompany Group A/S (a)(b)	4,188	391,903
Novo Nordisk A/S Series B	116,404	8,109,660
ORSTED A/S (b)	20,887	3,977,275
Pandora A/S	12,929	1,251,425
Royal Unibrew A/S	4,417	437,909
Vestas Wind Systems A/S	21,178	4,547,292

TOTAL DENMARK		31,661,054

Finland - 2.1%
Kesko Oyj	34,372	892,640
Kone OYJ (B Shares)	50,614	3,987,556
Neste Oyj	54,533	3,856,884

TOTAL FINLAND		8,737,080

France - 6.9%
Air Liquide SA	58,537	9,573,553
Alstom SA (a)	18,888	1,024,101
bioMerieux SA	5,244	811,392
Iliad SA	1,936	358,641
L'Oreal SA	24,605	8,656,047
LVMH Moet Hennessy Louis Vuitton SE	7,882	4,765,422
Remy Cointreau SA	3,132	581,908
Sartorius Stedim Biotech	3,099	1,297,473
SR Teleperformance SA	7,416	2,431,715

TOTAL FRANCE		29,500,252

Germany - 8.6%
Allianz SE	23,703	5,365,206
Bechtle AG	3,456	734,374
Covestro AG (b)	22,982	1,566,292
Daimler AG (Germany)	107,898	7,610,211
Deutsche Bank AG (a)	261,646	2,657,329
Deutsche Borse AG	18,875	3,037,303
HelloFresh AG (a)	18,622	1,577,391
LEG Immobilien AG	7,736	1,111,542
Merck KGaA	4,681	782,222
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,736	4,709,347
Puma AG	9,755	956,288
TAG Immobilien AG	18,524	570,537
Vonovia SE	50,267	3,363,624
Zalando SE (a)(b)	21,509	2,472,405

TOTAL GERMANY		36,514,071

Hong Kong - 3.1%
Hong Kong Exchanges and Clearing Ltd.	150,900	9,680,800
Techtronic Industries Co. Ltd.	218,000	3,284,094

TOTAL HONG KONG		12,964,894

Ireland - 0.7%
James Hardie Industries PLC CDI (a)	56,089	1,577,041
Kingspan Group PLC (Ireland) (a)	19,542	1,328,051

TOTAL IRELAND		2,905,092

Italy - 1.6%
Banco BPM SpA	192,279	422,929
DiaSorin S.p.A.	2,531	554,712
Enel SpA	423,761	4,202,858
FinecoBank SpA	52,077	813,675
Nexi SpA (a)(b)	33,027	587,171

TOTAL ITALY		6,581,345

Japan - 28.5%
Bandai Namco Holdings, Inc.	7,700	657,270
Capcom Co. Ltd.	10,300	648,021
Chugai Pharmaceutical Co. Ltd.	58,800	3,071,780
Cosmos Pharmaceutical Corp.	2,700	411,915
Daifuku Co. Ltd.	16,000	1,822,330
Daiichi Sankyo Kabushiki Kaisha	171,600	5,512,760
Disco Corp.	3,700	1,202,778
Freee KK (a)	4,200	356,867
Fujitsu Ltd.	23,600	3,601,358
Hoya Corp.	43,000	5,498,926
Ibiden Co. Ltd.	17,300	802,692
Itochu Corp.	178,600	5,111,017
Japan Exchange Group, Inc.	67,900	1,584,949
Kobe Bussan Co. Ltd.	15,000	416,154
Kyowa Hakko Kirin Co., Ltd.	32,100	950,021
Lasertec Corp.	9,800	1,314,526
M3, Inc.	55,300	4,651,757
Makita Corp.	35,400	1,686,438
Mercari, Inc. (a)	12,700	611,084
Mitsui OSK Lines Ltd.	15,600	421,481
MonotaRO Co. Ltd.	15,900	796,935
NEC Corp.	30,400	1,654,303
Nexon Co. Ltd.	57,100	1,736,250
Nichirei Corp.	16,900	490,486
Nidec Corp.	45,100	6,001,827
Nihon M&A Center, Inc.	18,500	1,073,846
Nintendo Co. Ltd.	2,800	1,611,779
Nippon Yusen KK	22,000	505,342
Nitori Holdings Co. Ltd.	11,000	2,183,302
Nitto Denko Corp.	20,500	1,853,406
Nomura Holdings, Inc.	384,700	2,035,467
Nomura Research Institute Ltd.	48,700	1,643,558
OBIC Co. Ltd.	8,400	1,576,629
Osaka Gas Co. Ltd.	52,700	972,544
Pan Pacific International Holdings Ltd.	76,200	1,709,580
Recruit Holdings Co. Ltd.	88,600	3,853,872
Renesas Electronics Corp. (a)	129,200	1,480,166
Ryohin Keikaku Co. Ltd.	34,100	814,207
SG Holdings Co. Ltd.	65,400	1,680,189
SHIMANO, Inc.	5,200	1,221,500
Shin-Etsu Chemical Co. Ltd.	38,300	6,645,687
SoftBank Group Corp.	115,400	8,940,384
Sony Corp.	119,200	11,408,949
Suzuki Motor Corp.	63,500	2,854,151
Tokyo Electron Ltd.	19,900	7,563,311
Trend Micro, Inc.	17,800	975,436
Tsuruha Holdings, Inc.	4,600	611,313
Unicharm Corp.	55,800	2,503,795
Welcia Holdings Co. Ltd.	13,100	445,234
Yamada Holdings Co. Ltd.	92,100	468,655
Yamato Holdings Co. Ltd.	45,800	1,137,293
Z Holdings Corp.	324,900	2,017,423

TOTAL JAPAN		120,800,943

Luxembourg - 0.5%
B&M European Value Retail SA	107,637	789,307
Eurofins Scientific SA (a)	15,785	1,516,763

TOTAL LUXEMBOURG		2,306,070

Netherlands - 4.4%
Adyen BV (a)(b)	3,259	6,808,137
ASM International NV (Netherlands)	4,918	1,260,492
ASML Holding NV (Netherlands)	2,924	1,560,989
CSM NV (exchangeable)	7,649	446,486
Euronext NV (b)	8,151	878,873
Ferrari NV	10,024	2,095,357
IMCD NV	6,904	856,686
Stellantis NV (Italy)	142,255	2,163,098
Wolters Kluwer NV	33,951	2,819,813

TOTAL NETHERLANDS		18,889,931

New Zealand - 0.9%
Fisher & Paykel Healthcare Corp.	72,781	1,811,687
Meridian Energy Ltd.	137,417	706,047
Xero Ltd. (a)	15,140	1,502,924

TOTAL NEW ZEALAND		4,020,658

Norway - 0.2%
Gjensidige Forsikring ASA	20,950	484,277
Scatec Solar AS (b)	14,487	551,367

TOTAL NORWAY		1,035,644

Singapore - 0.3%
Mapletree Logistics Trust (REIT)	333,964	497,778
Singapore Exchange Ltd.	104,300	777,304

TOTAL SINGAPORE		1,275,082

Spain - 2.8%
Cellnex Telecom SA (b)	37,990	2,227,225
Iberdrola SA	716,496	9,725,399

TOTAL SPAIN		11,952,624

Sweden - 4.8%
AddTech AB (B Shares)	32,942	437,581
Avanza Bank Holding AB	15,199	414,702
Castellum AB	30,438	732,147
EQT AB	26,551	829,610
Evolution Gaming Group AB (b)	16,783	1,638,071
Fastighets AB Balder (a)	12,374	621,047
Getinge AB (B Shares)	27,707	715,528
Holmen AB (B Shares)	11,971	548,675
Husqvarna AB (B Shares)	52,166	647,057
Indutrade AB	33,301	684,647
Investor AB (B Shares)	49,878	3,667,298
Kinnevik AB (B Shares)	31,273	1,537,397
Lifco AB	5,380	495,424
Nibe Industrier AB (B Shares)	45,050	1,506,824
Sinch AB (a)(b)	4,799	707,534
Stillfront Group AB (a)	37,815	402,528
Sweco AB (B Shares)	20,202	336,769
Swedish Match Co. AB	20,526	1,586,802
THQ Nordic AB (a)	23,925	541,128
Thule Group AB (b)	11,943	443,916
Volvo AB (B Shares)	72,455	1,793,101

TOTAL SWEDEN		20,287,786

Switzerland - 8.7%
Banque Cantonale Vaudoise	3,604	382,350
Givaudan SA	1,005	4,057,233
Kuehne & Nagel International AG	6,517	1,485,942
Logitech International SA (Reg.)	22,382	2,333,306
Lonza Group AG	9,428	6,021,660
Nestle SA (Reg. S)	111,038	12,446,981
Partners Group Holding AG	1,754	2,076,445
Sika AG	11,952	3,252,500
Tecan Group AG	1,510	732,327
VAT Group AG (b)	3,199	891,374
Zurich Insurance Group Ltd.	8,199	3,278,680

TOTAL SWITZERLAND		36,958,798

United Kingdom - 11.8%
3i Group PLC	125,816	1,916,079
Admiral Group PLC	33,370	1,317,705
Anglo American PLC (United Kingdom)	172,575	5,707,991
Antofagasta PLC	43,685	855,927
Ashtead Group PLC	58,725	2,971,464
Avast PLC (b)	60,596	392,047
Aveva Group PLC	10,354	515,822
Berkeley Group Holdings PLC	15,939	914,828
Bunzl PLC	42,479	1,367,761
Dechra Pharmaceuticals PLC	13,962	689,829
G4S PLC (United Kingdom)	200,596	714,876
Games Workshop Group PLC	4,234	599,266
Genus PLC	8,430	568,971
Halma PLC	42,142	1,425,622
Hikma Pharmaceuticals PLC	20,339	668,541
IG Group Holdings PLC	47,861	491,826
Kingfisher PLC (a)	269,742	1,023,994
London Stock Exchange Group PLC	39,223	4,656,362
Ocado Group PLC (a)	69,679	2,651,221
Persimmon PLC	37,109	1,297,053
Pets At Home Group PLC	64,593	356,309
Phoenix Group Holdings PLC	53,490	494,556
Prudential PLC	169,371	2,709,839
Reckitt Benckiser Group PLC	93,245	7,905,163
Rentokil Initial PLC (a)	221,665	1,511,282
Rightmove PLC (a)	112,134	920,613
Royal Mail PLC	129,299	716,785
Segro PLC	139,123	1,818,890
Severn Trent PLC	30,397	962,912
Spirax-Sarco Engineering PLC	9,534	1,447,382
Tate & Lyle PLC	52,307	493,652

TOTAL UNITED KINGDOM		50,084,568

TOTAL COMMON STOCKS
(Cost $351,980,201)		421,554,140

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.09% (c)
(Cost $2,558,283)	2,557,772	2,558,283
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $354,538,484)		424,112,423
NET OTHER ASSETS (LIABILITIES) - 0.1%(d)		323,964
NET ASSETS - 100%		$424,436,387

Securities Sold Short - 0.0%

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	28	March 2021	$2,961,700	$(18,308)	$(18,308)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,533,590 or 5.5% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $199,584 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,011
Fidelity Securities Lending Cash Central Fund	107
Total	$1,118

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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